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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [_]; Amendment Number: _______
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Fort Pitt Capital Group, Inc.
Address:  680 Andersen Drive
          Foster Plaza Ten
          Pittsburgh, PA 15220

Form 13F File Number: 28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Robin Miller
Title:  Chief Compliance Officer
Phone:  (412) 921-1822

Signature, Place, and Date of Signing:

    /s/ Robin Miller             Pittsburgh, PA            August 8, 2008
------------------------  ---------------------------    -------------------

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:         115
Form 13F Information Table Value Total:    $485,271
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
ISSUER                        CLASS       CUSIP   VALUE SHRS_PRN_AMT SH_PRN PUT_CALL INV_DISCRETION MANAGERS SOLE SHARED NONE
------                    ------------- --------- ----- ------------ ------ -------- -------------- -------- ---- ------ ----
1/100 Berkshire Hathaway  CL A          084990175   604       1        SH                 SOLE                 1
3M Company                COM           88579y101   565       8        SH                 SOLE                 8
Abbott Labs               COM           002824100  2094      40        SH                 SOLE                40
Advanced Med Opt          COM           00763m108  5269     281        SH                 SOLE               281
AFLAC Inc.                COM           001055102   227       4        SH                 SOLE                 4
Air Prods & Chem          COM           009158106   441       4        SH                 SOLE                 4
Alaska Air Group          COM           011659109  7983     520        SH                 SOLE               520
ALCOA                     COM           013817101 11657     327        SH                 SOLE               327
Allergan                  COM           018490102  9044     174        SH                 SOLE               174
Allstate Corp.            COM           020002101   390       9        SH                 SOLE                 9
Alpine Total Dynamic      COM           021060108   229      15        SH                 SOLE                15
Altria Group              COM           02209S103   378      18        SH                 SOLE                18
American Express          COM           025816109   516      14        SH                 SOLE                14
American Intl Group       COM           026874107   359      14        SH                 SOLE                14
Amgen Inc.                COM           031162100  4906     104        SH                 SOLE               104
Anheuser Busch            COM           035229103   224       4        SH                 SOLE                 4
Arthur J Gallagher        COM           363576109  4577     190        SH                 SOLE               190
AT&T                      COM           00206r102 22772     676        SH                 SOLE               676
Bank of NY Mellon         COM           064058100  8423     223        SH                 SOLE               223
BankAmerica               COM           060505104   465      19        SH                 SOLE                19
Baxter Intl               COM           071813109   593       9        SH                 SOLE                 9
Berkshire Hath B          CL B          084670207   237       0        SH                 SOLE                 0
BMC Software              COM           055921100  3305      92        SH                 SOLE                92
Boeing                    COM           097023105 16760     255        SH                 SOLE               255
Boston Scientific         COM           101137107   183      15        SH                 SOLE                15
BP p.l.c                  COM           055622104   259       4        SH                 SOLE                 4
CA                        COM           12673P105 12597     546        SH                 SOLE               546
Caterpillar Inc.          COM           149123101   488       7        SH                 SOLE                 7
CBS Corp A                CL A          124857103   681      35        SH                 SOLE                35
CBS Corp B                CL B          124857202   312      16        SH                 SOLE                16
Charles Schwab Corp       COM           808513105  1826      89        SH                 SOLE                89
ChevronTexaco             COM           166764100   918       9        SH                 SOLE                 9
Cisco Systems             COM           17275r102  1619      70        SH                 SOLE                70
CIT Group                 COM           125581108   894     131        SH                 SOLE               131
Citigroup Inc.            COM           172967101  5681     339        SH                 SOLE               339
Coca Cola Co              COM           191216100   596      11        SH                 SOLE                11
Colgate-Palmolive         COM           194162103   459       7        SH                 SOLE                 7
Comcast Corp A            CL A          20030n101 17815     939        SH                 SOLE               939
ConocoPhillips            COM           20825C104   594       6        SH                 SOLE                 6
Cons Communications       COM           209034107  4294     288        SH                 SOLE               288
Cynosure                  COM           232577205  2136     108        SH                 SOLE               108
Dell                      COM           24702r101  3838     175        SH                 SOLE               175
Dollar Thrifty Auto.      COM           256743105  4588     486        SH                 SOLE               486
Dominion Resources        COM           25746U109   206       4        SH                 SOLE                 4
El Paso Corp.             COM           28336L109  2243     103        SH                 SOLE               103
EMC Corp.                 COM           268648102  5961     406        SH                 SOLE               406
Emerson Electric          COM           291011104   251       5        SH                 SOLE                 5
Equitable Resources       COM           294549100   912      13        SH                 SOLE                13
Erie Indemnity Co         CL A          29530P102 12241     265        SH                 SOLE               265
Exelon Corp.              COM           30161N101   564       6        SH                 SOLE                 6
Exxon Mobil               COM           30231G102  5215      59        SH                 SOLE                59
Fedex Corporation         COM           31428X106  8687     110        SH                 SOLE               110
First Energy              COM           337932107   579       7        SH                 SOLE                 7
FNB Corp                  COM           302520101  9479     805        SH                 SOLE               805
General Electric          COM           369604103 19050     714        SH                 SOLE               714
Goldman Sachs             COM           38141g104   243       1        SH                 SOLE                 1
Hartford Finl Svcs        COM           416515104 11716     181        SH                 SOLE               181
Hewlett Packard           COM           428236103   560      13        SH                 SOLE                13
Honeywell                 COM           438516106 10487     209        SH                 SOLE               209
ING Group                 SPONSORED ADR 456837103   201       6        SH                 SOLE                 6
Ingersoll Rand            CL A          G4776G101 15265     408        SH                 SOLE               408
Intel Corp.               COM           458140100  1123      52        SH                 SOLE                52
Intl Business Mach        COM           459200101  6930      58        SH                 SOLE                58
iShares MSCI-Japan        MSCI JAPAN    464286848 10673     856        SH                 SOLE               856
ITT Industries            COM           450911102 12072     191        SH                 SOLE               191

ISSUER                      CLASS        CUSIP   VALUE SHRS_PRN_AMT SH_PRN PUT_CALL INV_DISCRETION MANAGERS SOLE SHARED NONE
------                  -------------- --------- ----- ------------ ------ -------- -------------- -------- ---- ------ ----
J.P. Morgan Chase       COM            46625H100   838      24        SH                 SOLE                24
Johnson & Johnson       COM            478160104  1893      29        SH                 SOLE                29
Joy Global Inc.         COM            481165108 13051     172        SH                 SOLE               172
Loews Corp              COM            540424108 24367     520        SH                 SOLE               520
Manulife Financial      COM            56501R106   260       7        SH                 SOLE                 7
Marsh & McLennan        COM            571748102  4943     186        SH                 SOLE               186
Matthews Intl           CL A           577128101  4832     107        SH                 SOLE               107
McGraw-Hill Co.         COM            580645109   223       6        SH                 SOLE                 6
Medtronic               COM            585055106 12194     236        SH                 SOLE               236
Merck                   COM            589331107   781      21        SH                 SOLE                21
Metlife                 COM            59156R108   290       5        SH                 SOLE                 5
Microsoft               COM            594918104 10284     374        SH                 SOLE               374
Mylan Inc               COM            628530107   472      39        SH                 SOLE                39
Nestle SA               COM            641069406   249       2        SH                 SOLE                 2
Nokia Corp              SPONSORED ADR  654902204   222       9        SH                 SOLE                 9
Nvidia Corp             COM            67066g104   505      27        SH                 SOLE                27
OPNET Technologies      COM            683757108  4120     458        SH                 SOLE               458
Oracle Corp             COM            68389x105   417      20        SH                 SOLE                20
Pepsico                 COM            713448108   866      14        SH                 SOLE                14
Pfizer Inc              COM            717081103  1196      68        SH                 SOLE                68
Philip Morris Intl Inc  COM            718172109   831      17        SH                 SOLE                17
PNC Financial           COM            693475105 12562     220        SH                 SOLE               220
PPG Inds                COM            693506107  1589      28        SH                 SOLE                28
Procter & Gamble        COM            742718109  1276      21        SH                 SOLE                21
Rockwell Collins        COM            774341101   337       7        SH                 SOLE                 7
Royal Dutch Shell       COM            780259206   705       9        SH                 SOLE                 9
Russell 3000 Index      RUSSELL 3000   464287689  5537      74        SH                 SOLE                74
Sandisk Inc             COM            80004C101 11337     606        SH                 SOLE               606
Schering Plough         COM            806605101   350      18        SH                 SOLE                18
Spectrum Control        COM            847615101  2751     336        SH                 SOLE               336
Telefonos De Mexico     SPON ADR ORD L 879403780  2369     100        SH                 SOLE               100
Telmex Internacional    COM            879690105  1611     100        SH                 SOLE               100
Templeton Global Inc.   COM            880198106    89      10        SH                 SOLE                10
Texas Instruments       COM            882508104  4861     173        SH                 SOLE               173
Time Warner             COM            887317105   446      30        SH                 SOLE                30
U.S. Bancorp            COM NEW        902973304   387      14        SH                 SOLE                14
United Technologies     COM            913017109  1610      26        SH                 SOLE                26
UPS Class B             CL B           911312106  3664      60        SH                 SOLE                60
V F Corp.               COM            918204108  7412     104        SH                 SOLE               104
Verizon                 COM            92343V104 22511     636        SH                 SOLE               636
Viacom Cl B             COM            92553p201   409      13        SH                 SOLE                13
Viacom Inc              CL A           92553p102  1060      35        SH                 SOLE                35
W P Stewart & Co        COM            G84922106   242     159        SH                 SOLE               159
Wachovia Corp           COM            929903102  2234     144        SH                 SOLE               144
WalMart                 COM            931142103  1031      18        SH                 SOLE                18
Wells Fargo & Co        COM            949746101   458      19        SH                 SOLE                19
Windstream Corp         COM            97381w104  1861     151        SH                 SOLE               151
Wyeth                   COM            983024100 13823     288        SH                 SOLE               288
Xilinx Inc              COM            983919101  3235     128        SH                 SOLE               128
Zimmer Holdings         COM            98956P102   224       3        SH                 SOLE                 3